Subsequent Events (Details Narrative) (USD $)	0 Months Ended							12 Months Ended		0 Months Ended				1 Months Ended						0 Months Ended			0 Months Ended				0 Months Ended		6 Months Ended
	May 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2011	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Andrew Do [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Andrew Do [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Jul. 16, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Jan. 03, 2014 Subsequent Event [Member]	May 31, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member]	Aug. 25, 2014 Subsequent Event [Member]	Feb. 20, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Series D Preferred Stock [Member]	Dec. 31, 2014 Subsequent Event [Member] Convertible Debt [Member]	Mar. 31, 2014 Subsequent Event [Member] Convertible Debt [Member]	Feb. 28, 2014 Subsequent Event [Member] Andrew Do [Member]	Mar. 10, 2014 Subsequent Event [Member] Third Party [Member]	Jan. 23, 2014 Subsequent Event [Member] Trestles Pain Management Specialists, LLC [Member]	Jan. 13, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Mar. 31, 2014 Subsequent Event [Member] Series D Preferred Stock [Member] Praxsyn [Member]	Jul. 23, 2014 Subsequent Event [Member] Series D Preferred Stock [Member] Trestles Pain Management Specialists, LLC [Member]	Mar. 31, 2014 Subsequent Event [Member] Preferred Stock [Member] Praxsyn [Member]	Jun. 30, 2014 Subsequent Event [Member] 2014 Billings [Member]	Dec. 31, 2013 Subsequent Event [Member] Secured Bridge Note [Member]
Common share Warrants exchanged for unsecured promissory note																		30,000
Unsecured promissory note		$ 817,365															$ 96,667	$ 45,000
Common stock shares		10,836,337	10,895,293															250,000
Prescriptions generated to third party													7,100,000																47,500,000
Percentage of gross amount to finance operations													20.00%														17.50%		20.00%
Gross amount of finance operations													1,400,000																9,500,000
Shares of Series A issued to selling and marketing consultant in connection with engagement of consultant																									10,000
Issuance of shares in business acquisition										500,000														166,644			500,000
Debt instrument interest rate				14.00%	36.00%												0.005%
Related party promissory note		104,165																				100,000
Repayment of notes														70,000	30,000
Repurchased common stock, number of shares																							10,000,000
Share per price																							$ 0.50
Outstanding on a profit sharing note																							500,000							30,000
Repayments of debt	302,295										650,000
Interest payable												20,833				100,000					20,584
Convertible debt prinicipal amount												$ 100,000								$ 124,750
Conversion of common stock								1,600,000	1,600,000			200,000								145,334
Percentage of Acqurisition																			100.00%
Preferred stock, shares outstanding						123,072	124,155												500,000							1,000
Conversion of Preferred stock description

convertible into shares of Parent Series D Preferred Stock on the terms herein, into one (1) share of Parent Series D Preferred Stock for each One Hundred Dollars ($100) of principal and interest converted in accordance with the terms of the notes.